Offerings	May 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class B common stock, par value $0.10 per share
Amount Registered | shares	1,725,000
Maximum Aggregate Offering Price	$ 458,850,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 63,367.19
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee Tables" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's Registration Statement on Form S-3ASR (File No. 333- 295813) in accordance with Rule 456(b), 457(o) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class B common stock, par value $0.10 per share
Amount of Registration Fee	$ 0.00
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee Tables" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's Registration Statement on Form S-3ASR (File No. 333- 295813) in accordance with Rule 456(b), 457(o) and 457(r) under the Securities Act.